Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Share-based Compensation, Stock Options, Activity
The following table provides a summary of the outstanding and exercisable units related to the modification:

	Units	Weighted-average strike price	Weighted-average grant-date fair value
Outstanding at the modification	1,117,380	19.07	0.01
Forfeitures	(10,020)	14.33
Expired (i)	(173,961)	20.14
Outstanding at December 31, 2016	933,399	18.92	0.01
Exercisable at December 31, 2016	842,986	19.41	0.01

(i) As of December 31, 2016, Additional paid-in capital included $926, related to expired stock options.

2011 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule Of Variables And Assumptions For Liability Awards
The following variables and assumptions were used by the Company for purposes of measuring its stock options award at 2014 grant date (on the second quarter of the year):

2011 Equity Incentive Plan (continued)

2014
Grant-date stock price (i)	8.58
Weighted-average strike price	8.58
Expected volatility (ii)	35.5%
Dividend yield	2.8%
Risk-free interest rate	1.3%
Expected term	4.1

(i)	Equal to the quoted market price per Class A share at market-closing of the date of grant.

(ii)	Based on implied volatility of the Company’s Class A shares.

2011 Equity Incentive Plan [Member] | Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule Of Employee Compensation Equity Incentive Plan Activity (Stock Option)
The following table summarizes the activity of stock options during fiscal years 2016, 2015 and 2014:

	Units	Weighted-average strike price	Weighted-average grant-date fair value
Outstanding at December 31, 2013	2,433,888	18.57	5.26
2014 annual grant	247,475	8.58	1.98
Forfeitures	(130,528)	18.14	5.27
Outstanding at December 31, 2014	2,550,835	17.62	4.94
Forfeitures	(141,130)	16.54	5.02
Expired (i)	(383,811)	20.01	5.41
Outstanding at December 31, 2015	2,025,894	21.03	5.87
Forfeitures	(80,734)	10.30	2.68
Expired (i)	(51,305)	14.05	4.02
Modification (ii)	(1,117,380)	19.07	5.30
Outstanding at December 31, 2016	776,475	15.55	4.46
Exercisable at December 31, 2016	584,103	16.99	4.88

(i) As of December 31, 2016 and 2015, Additional paid-in capital included $206 and $2,077 respectively, related to expired stock options.

2011 Equity Incentive Plan (continued)

Stock Options (continued)

(ii) Corresponds to stock options converted to a liability award. The employees affected by this modification were 104.

Schedule Of Vested And Nonvested Unit Activity
The following table provides a summary of outstanding stock options at December 31, 2016:

	Vested (i)	Non-vested (ii)	Total
Number of units outstanding	584,103	192,372	776,475
Weighted-average grant-date fair market value per unit	4.88	3.18	4.46
Total grant-date fair value	2,852	612	3,464
Weighted-average accumulated percentage of service	100	81.4	96.7
Stock-based compensation recognized in Additional paid-in capital	2,852	498	3,350
Compensation expense not yet recognized (iii)	—	114	114

(i)	Related to exercisable awards.

(ii)	Related to awards that will vest between fiscal years 2017 and 2019.

(iii)	Expected to be recognized in a weighted-average period of 0.6 years.

2011 Equity Incentive Plan [Member] | Restricted Share Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule Of Vested And Nonvested Unit Activity
The following table provides a summary of outstanding restricted share units at December 31, 2016:

Number of units outstanding (i)	1,780,997
Weighted-average grant-date fair market value per unit	6.07
Total grant-date fair value	10,807
Weighted-average accumulated percentage of service	49.67
Stock-based compensation recognized in Additional paid-in capital	5,368
Compensation expense not yet recognized (ii)	5,439

(i)	Related to awards that will vest between fiscal years 2017 and 2021.

(ii)	Expected to be recognized in a weighted-average period of 2.0 years.

Schedule Of Restricted Share Units Activity
The following table summarizes the activity of restricted share units during fiscal years 2016, 2015 and 2014:

	Units	Weighted-average grant-date fair value
Outstanding at December 31, 2013	942,068	18.36
2014 annual grant	317,351	8.58
Partial vesting of 2011 grant	(274,314)	21.20
Partial vesting of 2012 grant	(74,303)	14.35
Forfeitures	(47,947)	15.11
Outstanding at December 31, 2014	862,855	14.38
2015 annual grant	923,213	6.33
Partial vesting of 2011 grant	(222,781)	21.20
Partial vesting of 2012 grant	(31,772)	14.35
Partial vesting of 2013 grant	(68,300)	14.31
Forfeitures	(233,005)	9.88
Outstanding at December 31, 2015	1,230,210	7.96
2016 annual grant	865,291	4.70
Partial vesting of 2011 grant	(27,075)	21.20
Partial vesting of 2012 grant	(24,653)	14.35
Partial vesting of 2013 grant	(26,054)	14.31
Partial vesting of 2014 grant	(94,546)	8.58
Forfeitures	(142,176)	6.64
Outstanding at December 31, 2016	1,780,997	6.07
Exercisable at December 31, 2016	—	—